Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Feb. 06, 2017	Dec. 31, 2016	Dec. 29, 2016	Dec. 31, 2015
Subsequent Events (Textual)
Ordinary shares, issued		2,780,707	2,780,707	2,780,707
Ordinary shares, outstanding		2,690,857	2,690,857	2,690,857
Subsequent Events [Member]
Subsequent Events (Textual)
Ordinary shares, issued	1,945,000
Ordinary shares, outstanding	2,690,857
Shares price	$ 1.50
Purchase shares tendered	1,435,217
Tendered consideration	$ 2,150
Percentage of shares issued and outstanding	53.30%
Subsequent Events [Member] | Mr. Daniel Magen [Member]
Subsequent Events (Textual)
Ordinary shares, issued	670,000
Percentage of shares issued and outstanding	53.40%